Cash And Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Cash on hand	5	4
Cash in bank	54,898	41,084
Time deposits	18,047	2,382
Total cash and cash equivalents	72,950	43,470